Borrowings - Summary of Detail Information of Borrowings (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,440,840	$ 12,537,853
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	6,427,004	9,277,171
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 13,836	3,260,682
United States Dollars [member] | Banco Patagonia S.A. [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount		124,381
United States Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount		817,340
United States Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 5.00% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	3-Month Libor + 5%
Borrowings adjustment to interest rate basis	5.00%
Due date	Nov-23
Amount	$ 656,390	2,141,700
United States Dollars [member] | Industrial And Commercial Bank of China [member] | Loma Negra C.I.A.S.A. [member] | Libor + 7.375%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.375%
Borrowings interest rate basis	Libor rate plus 7.375%
Due date	January 2022
United States Dollars [member] | Industrial and Commercial Bank of China one [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Mar-21
Amount	$ 217,772	212,987
United States Dollars [member] | Industrial and Commercial Bank of China two [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Apr-21
Amount	$ 255,547	249,933
United States Dollars [member] | Industrial and Commercial Bank of China three [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	May-21
Amount	$ 709,718	694,126
United States Dollars [member] | Industrial and Commercial Bank of China four [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jun-21
Amount	$ 170,582	166,834
United States Dollars [member] | Industrial and Commercial Bank of China five [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jul-21
Amount	$ 42,008	41,085
United States Dollars [member] | Industrial and Commercial Bank of China six [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Aug-21
Amount	$ 891,194	871,613
United States Dollars [member] | Industrial and Commercial Bank of China seven [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Sep-21
Amount	$ 141,306	138,169
United States Dollars [member] | Industrial and Commercial Bank of China eight [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Oct-21
Amount	$ 290,080	282,306
United States Dollars [member] | Industrial and Commercial Bank of China nine [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Nov-21
Amount	$ 372,047	359,803
United States Dollars [member] | Industrial and Commercial Bank of China ten [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Dec-21
Amount	$ 262,785	252,915
United States Dollars [member] | Industrial and Commercial Bank of China eleven [member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Jan-22
Amount	$ 75,180
United States Dollars [member] | Industrial and Commercial Bank of China twelve [Member] | Loma Negra C.I.A.S.A. [member] | LIBOR plus 4.25% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 4.25%
Borrowings adjustment to interest rate basis	4.25%
Due date	Feb-22
Amount	$ 39,362
United States Dollars [member] | Industrial and Commercial Bank of China thirteen [member] | Loma Negra C.I.A.S.A. [member] | Libor + 7.375%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 7.375%
Borrowings adjustment to interest rate basis	7.375%
Due date	Jan-22
Amount	$ 600,115
United States Dollars [member] | Industrial and Commercial Bank of China fourteen [member] | Loma Negra C.I.A.S.A. [member] | Libor + 7.375%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	6-Month Libor + 7.375%
Borrowings adjustment to interest rate basis	7.375%
Due date	Jan-22
Amount	$ 543,884
United States Dollars [member] | HSBC Bank [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount		826,455
Euro [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,409,334	8,187,386
Euro [member] | Banco Itaú S.A. [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Apr-21
Amount	$ 139,540	123,207
Euro [member] | Banco Itaú S.A. one [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	May-21
Amount	$ 33,290	29,394
Euro [member] | Banco Itaú S.A. two [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jun-21
Amount	$ 176,877	156,164
Euro [member] | Banco Itaú S.A. three [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Jul-21
Amount	$ 448,896	396,353
Euro [member] | Banco Itaú S.A. four [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Aug-21
Amount	$ 39,690	35,045
Euro [member] | Banco Itaú S.A. five [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Sep-21
Amount	$ 1,886	1,665
Euro [member] | Banco Itaú S.A. six [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%
Due date	Oct-21
Amount	$ 301,185	265,911
Local currency [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 31,506	4,350,467
Local currency [member] | Banco Macro S.A. [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount		1,371,826
Local currency [member] | Advances in current account one [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	34.00%
Due date	Jan-21
Amount	$ 13,836	2,434,227
Local currency [member] | Advances in current account two [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	34.00%
Due date	Jan-21
Amount	$ 17,670	$ 544,414